Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income for the year	$ 23,796	$ 33,990
Items not involving cash
Depletion and depreciation	46,003	44,774
Accretion expense	939	830
Income taxes	20,175	33,350
Interest expense	857	1,562
Interest income	(1,838)
Share based payments expense, net of cash settlements	4,567	(2,051)
Share of loss from associates	225	21
Unrealized foreign exchange loss	509	453
Investment gains, Lindero construction	(11,024)
Unrealized gain (loss) on derivatives	2,646	(4,974)
Write-downs and other	5,592	2,806
Total adjustments to reconcile profit (loss)	103,912	114,615
Trade and other receivables	(14,309)	4,257
Prepaid expenses	1,621	(496)
Inventories	(1,036)	1,792
Trade and other payables	3,021	(1,588)
Closure and reclamation payments	(352)	(682)
Cash provided by operating activities	92,857	117,898
Income taxes paid	(31,521)	(35,698)
Interest paid	(824)	(1,576)
Interest received	2,493	2,831
Net cash provided by operating activities	63,005	83,455
INVESTING ACTIVITIES
Purchases of short term investments	(45,145)	(237,787)
Redemptions of short term investments	128,320	191,632
Investments in associates		(1,148)
Expenditures on Lindero construction	(189,653)	(59,535)
Capitalized interest on Lindero construction	(6,005)	(1,573)
Additions to mineral properties, plant and equipment	(28,473)	(36,788)
Contractor advances on Lindero construction and other expenditures	(19,743)	(48,191)
Advances applied to Lindero construction and other expenditures	(50,650)	(5,112)
Proceeds from sale of assets	229	13
Additions to long-term receivables	(35,394)	(16,788)
Cash used in investing activities	(145,214)	(205,053)
FINANCING ACTIVITIES
Transaction costs on debt modification		(1,338)
Transaction costs on convertible debenture (note 17(b)	(2,490)
Proceeds from credit facility (note 17(a)	40,000	30,000
Proceeds from convertible debenture (note 17(b)	46,000
Proceeds from issuance of common shares		959
Payments of lease obligations	(8,385)	(907)
Cash provided by financing activities	75,125	28,714
Effect of exchange rate changes on cash and cash equivalents	(15)	313
Decrease in cash and cash equivalents during the period	(7,099)	(92,571)
Cash and cash equivalents, beginning of the year	90,503	183,074
Cash and cash equivalents, end of the year	83,404	90,503
Lindero Reporting Segment [member]
Items not involving cash
Unrealized foreign exchange loss, Lindero construction (note 12)	$ 11,465	$ 3,854